Related Party Transactions - Transactions with OneLNG and Subsidiaries (Details) - OneLNG $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 2,708
Management and administrative services revenue
Related Party Transaction [Line Items]
Related party revenues	$ 2,708